COLLABORATION INTEREST-BEARING ADVANCED FUNDING (Tables)	9 Months Ended
Sep. 30, 2024
Disclosure of detailed information about borrowings [abstract]
Summary of Interest-Bearing Loans and Borrowings

	Effective interest rate (%)	Maturity	September 30, 2024
			US$’000 (Unaudited)
Non-current
Collaboration Interest-bearing Advanced Funding	7.21	No specific maturity date	296,623